Property and equipment, net - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 12,422	$ 11,054	$ 5,771
Capitalization of internal-use software	2,925	2,925	291
Accumulated depreciation	(6,510)	(4,158)	(2,141)
Property and equipment, net	5,912	6,896	3,630
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	2,061	2,046	1,058
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	5,369	4,345	3,247
Software [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	1,136	885	874
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 931	$ 853	$ 301